UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.4%
Johnson Controls Inc.	310	$11,842
TRW Automotive Holdings Corp.	89	4,690	*

Total Auto Components		16,532

Automobiles - 0.4%
Toyota Motor Corp., ADR	190	14,940

Diversified Consumer Services - 0.2%
H&R Block Inc.	260	3,097
ITT Educational Services Inc.	20	1,274	*
Service Corporation International	150	1,237

Total Diversified Consumer Services		5,608

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	730	33,660
McDonald’s Corp.	406	31,165
MGM Resorts International	350	5,198	*
Royal Caribbean Cruises Ltd.	180	8,460	*
Wyndham Worldwide Corp.	120	3,595

Total Hotels, Restaurants & Leisure		82,078

Household Durables - 0.1%
Garmin Ltd.	180	5,578

Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp., Interactive Group, Series A Shares	530	8,358	*

Media - 6.2%
CBS Corp., Class B Shares	375	7,144
Comcast Corp., Class A Shares	2,590	56,902
DISH Network Corp., Class A Shares	1,004	19,739	*
Gannett Co. Inc.	633	9,552
Liberty Media - Starz, Series A Shares	10	665	*
News Corp., Class A Shares	2,237	32,571
SES Global SA, FDR	883	21,021
Time Warner Cable Inc.	510	33,675
Time Warner Inc.	2,027	65,208

Total Media		246,477

Multiline Retail - 0.9%
Big Lots Inc.	60	1,827	*
Dillard’s Inc., Class A Shares	40	1,518
Macy’s Inc.	60	1,518
Sears Holdings Corp.	120	8,850	*
Target Corp.	393	23,631

Total Multiline Retail		37,344

Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A Shares	440	25,357
American Eagle Outfitters Inc.	30	439
Foot Locker Inc.	100	1,962
GameStop Corp., Class A Shares	130	2,974	*
Gap Inc.	1,800	39,852
Home Depot Inc.	464	16,268
Lowe’s Cos. Inc.	1,250	31,350
RadioShack Corp.	30	555
Rent-A-Center Inc.	20	646

Total Specialty Retail		119,403

TOTAL CONSUMER DISCRETIONARY		536,318

CONSUMER STAPLES - 6.7%
Beverages - 0.7%
Coca-Cola Co.	210	13,811
PepsiCo Inc.	190	12,413

Total Beverages		26,224

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	1,708	59,387

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - cont’d
Wal-Mart Stores Inc.	529	$28,529

Total Food & Staples Retailing		87,916

Food Products - 0.3%
Ralcorp Holdings Inc.	20	1,300	*
Unilever PLC, ADR	365	11,271

Total Food Products		12,571

Household Products - 0.8%
Kimberly-Clark Corp.	487	30,701

Tobacco - 2.7%
Altria Group Inc.	477	11,744
Lorillard Inc.	156	12,801
Philip Morris International Inc.	1,420	83,113

Total Tobacco		107,658

TOTAL CONSUMER STAPLES		265,070

ENERGY - 11.3%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling Inc.	70	4,681
Halliburton Co.	439	17,924
National-Oilwell Varco Inc.	410	27,573
Noble Corp.	220	7,869
Tidewater Inc.	30	1,615
Transocean Ltd.	757	52,619	*

Total Energy Equipment & Services		112,281

Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	130	9,901
Apache Corp.	110	13,115
BP PLC, ADR	680	30,036
Chesapeake Energy Corp.	540	13,992
Chevron Corp.	485	44,256
Comstock Resources Inc.	410	10,070	*
ConocoPhillips	710	48,351
Devon Energy Corp.	85	6,673
El Paso Corp.	2,202	30,300
Exxon Mobil Corp.	760	55,571
Hess Corp.	50	3,827
Occidental Petroleum Corp.	80	7,848
Petrohawk Energy Corp.	190	3,468	*
Royal Dutch Shell PLC, ADR, Class A Shares	240	16,027
Suncor Energy Inc.	491	18,800
Total SA, ADR	482	25,777

Total Oil, Gas & Consumable Fuels		338,012

TOTAL ENERGY		450,293

FINANCIALS - 25.6%
Apartments - 0.2%
UDR Inc.	450	10,584

Capital Markets - 3.2%
Ameriprise Financial Inc.	30	1,726
Bank of New York Mellon Corp.	761	22,982
Charles Schwab Corp.	779	13,329
Goldman Sachs Group Inc.	198	33,296
Morgan Stanley	1,614	43,917
State Street Corp.	253	11,724

Total Capital Markets		126,974

Commercial Banks - 4.5%
BB&T Corp.	200	5,258
East-West Bancorp Inc.	250	4,887
Fifth Third Bancorp	640	9,395
First Citizens BancShares Inc., Class A Shares	10	1,891
First Horizon National Corp.	550	6,479	*
Marshall & Ilsley Corp.	1,430	9,896
PNC Financial Services Group Inc.	260	15,787
SunTrust Banks Inc.	220	6,492

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Commercial Banks - cont’d
U.S. Bancorp	780	$21,037
Valley National Bancorp	370	5,291
Wells Fargo & Co.	2,963	91,823

Total Commercial Banks		178,236

Consumer Finance - 1.1%
American Express Co.	429	18,413
Capital One Financial Corp.	400	17,024
Discover Financial Services	510	9,450

Total Consumer Finance		44,887

Diversified Financial Services - 6.2%
Bank of America Corp.	5,876	78,386
Citigroup Inc.	12,372	58,519	*
JPMorgan Chase & Co.	2,312	98,075
Nasdaq OMX Group Inc.	60	1,423	*
NYSE Euronext	170	5,097
Principal Financial Group Inc.	124	4,037

Total Diversified Financial Services		245,537

Insurance - 8.7%
ACE Ltd.	280	17,430
AFLAC Inc.	110	6,207
American International Group Inc.	130	7,491	*
Arch Capital Group Ltd.	40	3,522	*
Aspen Insurance Holdings Ltd.	60	1,717
Assurant Inc.	80	3,082
Axis Capital Holdings Ltd.	30	1,076
Berkshire Hathaway Inc., Class B Shares	350	28,038	*
Chubb Corp.	870	51,887
Everest Re Group Ltd.	40	3,393
Fidelity National Financial Inc., Class A Shares	60	821
Hanover Insurance Group Inc.	20	934
Hartford Financial Services Group Inc.	640	16,954
Lincoln National Corp.	560	15,574
Loews Corp.	425	16,537
Marsh & McLennan Cos. Inc.	663	18,126
MetLife Inc.	550	24,442
MBIA Inc.	120	1,439	*
ProAssurance Corp.	20	1,212	*
Progressive Corp.	570	11,326
Protective Life Corp.	406	10,816
StanCorp Financial Group Inc.	30	1,354
Transatlantic Holdings Inc.	10	516
Travelers Cos. Inc.	1,473	82,061
Unum Group	660	15,985
Validus Holdings Ltd.	30	918
W.R. Berkley Corp.	110	3,012

Total Insurance		345,870

Real Estate Investment Trusts (REITs) - 1.7%
Annaly Capital Management Inc.	1,280	22,938
Chimera Investment Corp.	2,790	11,467
Equity Residential	196	10,182
Host Hotels & Resorts Inc.	430	7,684
Simon Property Group Inc.	65	6,467
Vornado Realty Trust	100	8,333

Total Real Estate Investment Trusts (REITs)		67,071

TOTAL FINANCIALS		1,019,159

HEALTH CARE - 11.6%
Biotechnology - 1.8%
Amgen Inc.	920	50,508	*
Biogen Idec Inc.	200	13,410	*
Human Genome Sciences Inc.	260	6,212	*

Total Biotechnology		70,130

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings Inc.	190	$10,199	*

Health Care Providers & Services - 4.9%
Aetna Inc.	900	27,459
AMERIGROUP Corp.	50	2,196	*
AmerisourceBergen Corp.	610	20,813
CIGNA Corp.	240	8,798
Community Health Systems Inc.	30	1,121	*
Coventry Health Care Inc.	160	4,224	*
Health Net Inc.	60	1,637	*
LifePoint Hospitals Inc.	30	1,103	*
Lincare Holdings, Inc.	60	1,610
McKesson Corp.	90	6,334
Omnicare Inc.	70	1,777
Quest Diagnostics Inc.	80	4,318
UnitedHealth Group Inc.	1,270	45,860
Universal Health Services Inc., Class B Shares	60	2,605
WellPoint Inc.	1,165	66,242	*

Total Health Care Providers & Services		196,097

Health Care Technology - 0.5%
Allscripts Healthcare Solutions Inc.	1,001	19,289	*

Pharmaceuticals - 4.2%
Endo Pharmaceuticals Holdings Inc.	10	357	*
Johnson & Johnson	642	39,708
Merck & Co. Inc.	1,521	54,817
Novartis AG, ADR	341	20,102
Pfizer Inc.	2,444	42,795
Roche Holding AG	58	8,498

Total Pharmaceuticals		166,277

TOTAL HEALTH CARE		461,992

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.7%
Boeing Co.	160	10,442
Honeywell International Inc.	498	26,474
L-3 Communications Holdings Inc.	100	7,049
Northrop Grumman Corp.	270	17,490
Raytheon Co.	970	44,950

Total Aerospace & Defense		106,405

Air Freight & Logistics - 0.0%
Ryder System Inc.	30	1,579

Building Products - 0.0%
Owens Corning Inc.	40	1,246	*

Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	1,010	17,645

Construction & Engineering - 0.5%
KBR Inc.	240	7,313
Shaw Group Inc.	280	9,584	*
URS Corp.	80	3,329	*

Total Construction & Engineering		20,226

Industrial Conglomerates - 4.0%
3M Co.	270	23,301
General Electric Co.	5,803	106,137
United Technologies Corp.	377	29,677

Total Industrial Conglomerates		159,115

Machinery - 1.1%
Eaton Corp.	50	5,076
Illinois Tool Works Inc.	303	16,180
PACCAR Inc.	350	20,097
Trinity Industries Inc.	20	532

Total Machinery		41,885

TOTAL INDUSTRIALS		348,101

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.7%
Cisco Systems Inc.	940	$19,016	*
Motorola Solutions Inc.	180	6,849	*
Tellabs Inc.	330	2,238

Total Communications Equipment		28,103

Computers & Peripherals - 2.5%
Hewlett-Packard Co.	2,336	98,345

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc.	80	2,740	*
Avnet Inc.	290	9,579	*
AVX Corp.	110	1,697
Tech Data Corp.	30	1,321	*
Tyco Electronics Ltd.	380	13,452
Vishay Intertechnology Inc.	50	734	*

Total Electronic Equipment, Instruments & Components		29,523

Internet Software & Services - 0.1%
Yahoo! Inc.	340	5,654	*

IT Services - 1.2%
DST Systems Inc.	10	443
International Business Machines Corp.	305	44,762
MasterCard Inc., Class A Shares	10	2,241

Total IT Services		47,446

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV, New York Registered Shares	200	7,668
Intel Corp.	1,580	33,227
International Rectifier Corp.	20	594	*
Micron Technology Inc.	1,830	14,676	*
Novellus Systems Inc.	30	970	*
Texas Instruments Inc.	1,550	50,375
Xilinx Inc.	170	4,927

Total Semiconductors & Semiconductor Equipment		112,437

Software - 1.5%
Activision Blizzard Inc.	1,260	15,675
Amdocs Ltd.	60	1,648	*
Broadridge Financial Solutions Inc.	80	1,754
Microsoft Corp.	1,451	40,512

Total Software		59,589

TOTAL INFORMATION TECHNOLOGY		381,097

MATERIALS - 3.8%
Chemicals - 1.6%
Air Products & Chemicals Inc.	420	38,199
Ashland Inc.	70	3,561
Dow Chemical Co.	500	17,070
RPM International Inc.	90	1,989
Valspar Corp.	90	3,103

Total Chemicals		63,922

Containers & Packaging - 0.3%
Crown Holdings Inc.	366	12,217	*

Metals & Mining - 1.1%
Alcoa Inc.	560	8,618
Cliffs Natural Resources Inc.	270	21,063
Newmont Mining Corp.	230	14,129

Total Metals & Mining		43,810

Paper & Forest Products - 0.8%
Domtar Corp.	30	2,278
International Paper Co.	860	23,426
MeadWestvaco Corp.	170	4,447

Total Paper & Forest Products		30,151

TOTAL MATERIALS		150,100

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.7%
AT&T Inc.		3,395	$99,745
CenturyLink Inc.		590	27,241
Verizon Communications Inc.		526	18,820

Total Diversified Telecommunication Services			145,806

Wireless Telecommunication Services - 1.0%
Telephone & Data Systems Inc.		100	3,655
U.S. Cellular Corp.		70	3,496	*
Vodafone Group PLC, ADR		1,260	33,301

Total Wireless Telecommunication Services			40,452

TOTAL TELECOMMUNICATION SERVICES			186,258

UTILITIES - 2.1%
Electric Utilities - 0.8%
Allegheny Energy Inc.		100	2,424
Entergy Corp.		170	12,041
FirstEnergy Corp.		340	12,587
NV Energy Inc.		160	2,248

Total Electric Utilities			29,300

Gas Utilities - 0.1%
Piedmont Natural Gas Co. Inc.		70	1,957
Questar Corp.		120	2,089

Total Gas Utilities			4,046

Multi-Utilities - 1.2%
Alliant Energy Corp.		30	1,103
Dominion Resources Inc.		430	18,370
NiSource Inc.		260	4,581
Sempra Energy		409	21,464
TECO Energy Inc.		170	3,026

Total Multi-Utilities			48,544

TOTAL UTILITIES			81,890

TOTAL COMMON STOCKS (Cost - $3,541,924)			3,880,278

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Co. (Cost - $15,093)	4.750%	295	15,962	*

TOTAL INVESTMENTS - 98.0% (Cost - $3,557,017#)			3,896,240
Other Assets in Excess of Liabilities - 2.0%			79,351

TOTAL NET ASSETS - 100.0%			$3,975,591

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the "Trust"). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,880,278	—	—	$3,880,278
Preferred stocks†	15,962	—	—	15,962

Total investments	$3,896,240	—	—	$3,896,240

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (cont’d)

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$412,311
Gross unrealized depreciation	(73,088)

Net unrealized appreciation	$339,223

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:	February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2011